Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Deferred Tax Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Foreign currency translation adjustments and other	$ 3,742	$ 1,659	$ (12,385)	$ 3,009	$ 3,210	$ (449)	$ 5,916
Unrealized holding gain (loss) on marketable securities	28,199	10,599	(11,010)	11,028	15,324	2,667	14,475
Unrealized holding gain on cash flow derivatives	10,254	7,048	28,759	20,648	30,074	20,157	9,067
Total increase in deferred tax liabilities	$ 42,195	$ 19,306	$ 5,364	$ 34,685	$ 48,608	$ 22,375	$ 29,458